Shareholders' equity (Schedule of Fair Of ESPP Weighted Average Assumptions) (Details) - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Dividend yield	0.00%	0.00%	0.00%
Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Volatility	56.00%	54.00%	50.00%
Expected term in years	3 years 9 months 10 days	3 years 9 months 10 days	3 years 8 months 1 day
Risk-free interest rate	3.37%	1.87%	0.43%
Estimated fair value of underlying ordinary shares	$ 20.5	$ 27.55	$ 170.35
Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Volatility	58.00%	57.00%	55.00%
Expected term in years	5 years 2 months 23 days	4 years 6 months 21 days	4 years 7 months 9 days
Risk-free interest rate	4.22%	4.40%	1.11%
Estimated fair value of underlying ordinary shares	$ 39.35	$ 81.03	$ 323.1
ESPP
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Volatility			86.00%
Expected term in years	6 months	6 months	6 months
Risk-free interest rate			0.03%
Estimated fair value of underlying ordinary shares			$ 131.88
Dividend yield	0.00%	0.00%	0.00%
ESPP | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Volatility	66.40%	86.40%
Risk-free interest rate	4.24%	0.08%
Estimated fair value of underlying ordinary shares	$ 26.4	$ 35.36
ESPP | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Volatility	97.60%	97.60%
Risk-free interest rate	4.96%	4.24%
Estimated fair value of underlying ordinary shares	$ 206.07	$ 206.07